Plant and Equipment (Details) - Schedule of Plant and Equipment - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cost [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning year	$ 172,664	$ 173,551
Additions	12,916	15,569
Disposals	(2,639)	(3,075)
Reclassification of asset groups
Impact of foreign currency translation	(8,475)	(13,381)
Balance at end of year	174,466	172,664
Cost [Member] | Land and buildings [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning year	112,121	117,247
Additions	1,020	499
Disposals	(1,082)	(985)
Reclassification of asset groups	2,209	4,400
Impact of foreign currency translation	(5,459)	(9,040)
Balance at end of year	108,809	112,121
Cost [Member] | Office equipment [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning year	10,879	11,009
Additions	853	1,169
Disposals	(234)	(511)
Reclassification of asset groups	461	33
Impact of foreign currency translation	(495)	(821)
Balance at end of year	11,464	10,879
Cost [Member] | Machinery [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning year	34,374	34,379
Additions	1,965	3,097
Disposals	(1,033)	(1,085)
Reclassification of asset groups	840	655
Impact of foreign currency translation	(1,723)	(2,672)
Balance at end of year	34,423	34,374
Cost [Member] | Motor vehicles [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning year	8,062	8,313
Additions	609	879
Disposals	(290)	(494)
Reclassification of asset groups	(410)
Impact of foreign currency translation	(394)	(636)
Balance at end of year	7,577	8,062
Cost [Member] | Construction in progress [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning year	7,228	2,603
Additions	8,469	9,925
Disposals
Reclassification of asset groups	(3,100)	(5,088)
Impact of foreign currency translation	(404)	(212)
Balance at end of year	12,193	7,228
Impairment, accumulated depreciation and amortization [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning year	(92,605)	(94,133)
Disposals	1,496	2,407
Depreciation and amortization	(7,999)	(8,135)
Impact of foreign currency translation	4,540	7,256
Balance at end of year	(94,568)	(92,605)
Impairment, accumulated depreciation and amortization [Member] | Land and buildings [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning year	(56,781)	(57,584)
Disposals	778	733
Depreciation and amortization	(4,315)	(4,373)
Impact of foreign currency translation	2,777	4,443
Balance at end of year	(57,541)	(56,781)
Impairment, accumulated depreciation and amortization [Member] | Office equipment [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning year	(7,142)	(7,232)
Disposals	216	500
Depreciation and amortization	(1,031)	(940)
Impact of foreign currency translation	316	530
Balance at end of year	(7,641)	(7,142)
Impairment, accumulated depreciation and amortization [Member] | Machinery [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning year	(23,213)	(23,665)
Disposals	291	767
Depreciation and amortization	(2,263)	(2,162)
Impact of foreign currency translation	1,176	1,847
Balance at end of year	(24,009)	(23,213)
Impairment, accumulated depreciation and amortization [Member] | Motor vehicles [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning year	(5,469)	(5,652)
Disposals	211	407
Depreciation and amortization	(390)	(660)
Impact of foreign currency translation	271	436
Balance at end of year	(5,377)	(5,469)
Impairment, accumulated depreciation and amortization [Member] | Construction in progress [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning year
Disposals
Depreciation and amortization
Impact of foreign currency translation
Balance at end of year
Carrying amounts [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning year	80,059
Balance at end of year	79,898	80,059
Carrying amounts [Member] | Land and buildings [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning year	55,340
Balance at end of year	51,268	55,340
Carrying amounts [Member] | Office equipment [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning year	3,737
Balance at end of year	3,823	3,737
Carrying amounts [Member] | Machinery [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning year	11,161
Balance at end of year	10,414	11,161
Carrying amounts [Member] | Motor vehicles [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning year	2,593
Balance at end of year	2,200	2,593
Carrying amounts [Member] | Construction in progress [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning year	7,228
Balance at end of year	$ 12,193	$ 7,228